FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 174,854	$ 159,223
Derivative financial instruments	148,325	186,435
Brokerage receivables	35,579	25,858
Financial assets at fair value not held for trading	107,293	95,203
Financial assets measured at fair value through other comprehensive income	13,868	2,195
Non-financial assets - Precious metals and other physical commodities	12,996	7,341
Other non-financial assets measured at fair value	62	84
Total assets measured at fair value	492,977	476,340
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	128,149	117,056
Financial assets at fair value not held for trading	2,180	3,008
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,168	7,746
Financial assets at fair value not held for trading	32,355	24,469
Financial assets measured at fair value through other comprehensive income	11,659	0
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,677	7,675
Financial assets at fair value not held for trading	1,259	1,237
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	22,599	19,334
Financial assets at fair value not held for trading	17,026	14,859
Financial assets measured at fair value through other comprehensive income	265	237
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,814	6,998
Financial assets at fair value not held for trading	9,987	7,619
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	447	373
Financial assets at fair value not held for trading	1,482	1,569
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	48,678	101,111
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	35,315	42,071
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	50,814	36,876
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,910	3,136
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	9,247	2,617
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	191
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	21,490	24,638
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	20,922	17,106
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,944	1,959
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	143,013	128,428
Derivative financial instruments	581	795
Brokerage receivables	0	0
Financial assets at fair value not held for trading	47,564	35,910
Financial assets measured at fair value through other comprehensive income	11,735	59
Non-financial assets - Precious metals and other physical commodities	12,996	7,341
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	215,890	172,532
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	127,459	116,536
Financial assets at fair value not held for trading	100	91
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,868	4,443
Financial assets at fair value not held for trading	26,208	18,264
Financial assets measured at fair value through other comprehensive income	11,659	0
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,319	6,537
Financial assets at fair value not held for trading	480	423
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	367	911
Financial assets at fair value not held for trading	0	31
Financial assets measured at fair value through other comprehensive income	76	59
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	1
Financial assets at fair value not held for trading	0	0
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	293	472
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3	1
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	20,776	17,101
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	29,509	27,687
Derivative financial instruments	144,514	182,849
Brokerage receivables	35,579	25,858
Financial assets at fair value not held for trading	50,817	50,545
Financial assets measured at fair value through other comprehensive income	2,133	2,137
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	262,551	289,076
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	538	430
Financial assets at fair value not held for trading	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4,298	3,261
Financial assets at fair value not held for trading	6,147	6,204
Financial assets measured at fair value through other comprehensive income	0	0
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,287	987
Financial assets at fair value not held for trading	101	133
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	21,358	17,585
Financial assets at fair value not held for trading	16,936	14,695
Financial assets measured at fair value through other comprehensive income	189	178
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,703	5,200
Financial assets at fair value not held for trading	5,760	4,427
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	324	219
Financial assets at fair value not held for trading	1,002	972
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	48,079	100,572
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	34,156	41,193
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	49,379	35,747
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,587	2,555
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	9,239	2,599
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	20,553	24,026
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	145	6
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,944	1,959
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,333	3,108
Derivative financial instruments	3,230	2,792
Brokerage receivables	0	0
Financial assets at fair value not held for trading	8,911	8,747
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	62	84
Total assets measured at fair value	14,536	14,731
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	151	91
Financial assets at fair value not held for trading	2,080	2,916
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2	41
Financial assets at fair value not held for trading	0	0
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	71	151
Financial assets at fair value not held for trading	678	681
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	874	838
Financial assets at fair value not held for trading	89	133
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,111	1,799
Financial assets at fair value not held for trading	4,226	3,192
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	123	153
Financial assets at fair value not held for trading	480	597
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	306	66
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,159	878
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,435	1,129
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	323	581
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	5	17
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	191
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	937	611
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0